PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Schedule of property plant and equipment
	December 31, 2016	December 31, 2015
Buildings	$122,103	$130,624
Machinery equipment	3,419,519	4,785,361
Transportation equipment	64,633	69,144
Office equipment	89,455	91,341
Subtotal	3,695,710	5,076,470
Construction in progress	9,118,725	8,759,038
Less: accumulated depreciation	(1,628,422)	(2,166,901)
Property, plant and equipment, net	$11,186,013	$11,668,607